Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2017
Computers and servers [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Computers and servers [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Automobiles for Group uses [Member]
Property, Plant and Equipment, Useful Life	5 years
Automobiles for operating leases [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	shorter of remaining lease period or estimated useful life